Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 198,740	$ 515,348
Cost of revenue	(63,350)	(276,042)
Gross Profit	135,390	239,306
Other income
Unrealised gain from foreign exchange		119
Other income	5,093	1,066
Total other income	5,093	1,185
Operating expenses:
General and administrative expenses	(1,748,690)	(1,299,748)
Realised loss from foreign exchange	(17,913)	(13,773)
Unrealised loss from foreign exchange	(17,975)
Total operating expenses	(1,784,578)	(1,313,521)
Loss from operations	(1,644,095)	(1,073,030)
Finance cost	(30,397)	(22,703)
Loss before income tax expense	(1,674,492)	(1,095,733)
Income tax expense	(12,409)	(32)
Net loss for the year	(1,686,901)	(1,095,765)
Other comprehensive (loss)
- Foreign exchange translation adjustment	(47)	(37,637)
Total comprehensive loss for the year	(1,686,948)	(1,133,402)
Net loss for the year attributable to:
Owners of the Company	(1,673,877)	(1,136,815)
Non-controlling interests	(13,024)	41,050
Net loss	(1,686,901)	(1,095,765)
Total comprehensive loss for the year attributable to:
Owners of the Company	(1,672,466)	(1,174,422)
Non-controlling interests	(14,482)	41,020
Total comprehensive loss for the period	$ (1,686,948)	$ (1,133,402)
Weighted Average Number of Shares Outstanding, Basic	229,000,001	229,000,001
Weighted Average Number of Shares Outstanding, Diluted	229,000,001	229,000,001
Net loss per common share- basic	$ (0.0074)	$ (0.0048)
Net loss per common share- diluted	$ (0.0074)	$ (0.0048)